INTANGIBLE ASSETS AND GOODWILL, Intangible Assets and Goodwill Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) CashGeneratingUnit	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Intangible Assets and Goodwill [Abstract]
Acquisition of intangible assets	$ 0	$ 8,000
Number of cash generating units ("CGUs") | CashGeneratingUnit	3
Intangible Assets [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	$ 4,777	322
Ending balance	83,235	4,777	$ 322
Intangible Assets [Member] | Cost [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	5,653	444	140
Additions	778	5,209	304
Acquired through the business combinations (Note 6(b) and 6(c))	86,062
Ending balance	92,493	5,653	444
Intangible Assets [Member] | Accumulated Amortization [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	(876)	(122)	(25)
Charge for the period	(8,382)	(754)	(97)
Ending balance	(9,258)	(876)	(122)
Rights to Electrical Capacity [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0
Ending balance	22,429	0	0
Rights to Electrical Capacity [Member] | Cost [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0	0
Additions	0	0	0
Acquired through the business combinations (Note 6(b) and 6(c))	22,429
Ending balance	22,429	0	0
Rights to Electrical Capacity [Member] | Accumulated Amortization [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0	0
Charge for the period	0	0	0
Ending balance	0	0	0
Technologies [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0
Ending balance	56,563	0	0
Technologies [Member] | Cost [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0	0
Additions	0	0	0
Acquired through the business combinations (Note 6(b) and 6(c))	63,633
Ending balance	63,633	0	0
Technologies [Member] | Accumulated Amortization [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0	0
Charge for the period	(7,070)	0	0
Ending balance	(7,070)	0	0
Patents, Trademarks and Other Rights [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	4,326	2
Ending balance	3,438	4,326	2
Patents, Trademarks and Other Rights [Member] | Cost [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	4,899	3	3
Additions	119	4,896	0
Acquired through the business combinations (Note 6(b) and 6(c))	0
Ending balance	5,018	4,899	3
Patents, Trademarks and Other Rights [Member] | Accumulated Amortization [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	(573)	(1)	0
Charge for the period	(1,007)	(572)	(1)
Ending balance	(1,580)	(573)	(1)
Others [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	451	320
Ending balance	805	451	320
Others [Member] | Cost [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	754	441	137
Additions	659	313	304
Acquired through the business combinations (Note 6(b) and 6(c))	0
Ending balance	1,413	754	441
Others [Member] | Accumulated Amortization [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	(303)	(121)	(25)
Charge for the period	(305)	(182)	(96)
Ending balance	(608)	(303)	(121)
Goodwill [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0
Ending balance	35,818	0	0
Goodwill [Member] | Cost [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0	0
Additions	0	0	0
Acquired through the business combinations (Note 6(b) and 6(c))	35,818
Ending balance	35,818	0	0
Goodwill [Member] | Accumulated Amortization [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0	0
Charge for the period	0	0	0
Ending balance	$ 0	$ 0	$ 0